Capital Structure, Financial Risk and Related Items - Maturity profile of our marketable securities (Details) - DKK (kr) kr in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Ifrs Marketable Securities Current	kr 8,819	kr 7,419
2020
Disclosure of financial assets [line items]
Ifrs Marketable Securities Current		3,891
2021
Disclosure of financial assets [line items]
Ifrs Marketable Securities Current	6,195	2,190
2022
Disclosure of financial assets [line items]
Ifrs Marketable Securities Current	1,296	493
2023
Disclosure of financial assets [line items]
Ifrs Marketable Securities Current	314	102
2024
Disclosure of financial assets [line items]
Ifrs Marketable Securities Current	98
2025+
Disclosure of financial assets [line items]
Ifrs Marketable Securities Current	kr 916	kr 743